Segment Reporting and Geographic Information - Additional Information (Detail) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Archeo	Dec. 31, 2012 Archeo	Dec. 31, 2012 Call Driven
Segment Reporting Information
Number of reporting units	2
Impairment loss				$ 15,800,000	$ 15,800,000
Goodwill	$ 65,815,000	$ 82,644,000	$ 35,337,000	$ 2,510,000	$ 2,510,000	$ 63,305,000